American Century Mutual Funds, Inc. (ACMF), American Century Strategic Asset
Allocations, Inc. (ACSAA), American Century World Mutual Funds, Inc., (ACWMF),
American Century Variable Portfolios, Inc. (ACVP), American Century Premium
Reserves, Inc. (ACPR) and American Century Capital Portfolios, Inc. (ACCP)

STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT

SUPPLEMENT DATED JANUARY 1, 2001 * STATEMENT OF ADDITIONAL INFORMATION DATED
MARCH 1, 2000 (ACMF); APRIL 1, 2000 (ACSAA AND ACWMF); MAY 1, 2000 (ACVP); MAY
25, 2000 (ACWMF-LIFE SCIENCES AND TECHNOLOGY); JULY 1, 2000 (ACSAA); AND AUGUST
1, 2000 (ACPR AND ACCP)

The following replaces the officer chart under the heading "Officers" on page 25 for ACMF; on page 23 for ACSAA and ACVP; on page 20 for ACWMF; on page 19 for
ACWMF-Life Sciences and Technology; on page 22 for ACPR; and on page 21 for
ACCP.

Name (Age)                   Positions Held     Principal Occupation(s)
Address                      with the Funds     During Past Five Years
--------------------------------------------------------------------------------
William M. Lyons (45)        President          President, ACC (June 1997 to
4500 Main St.                                   present)
Kansas City, MO 64111                           Chief Operating Officer, ACC
                                                (June 1995 to present)
                                                General Counsel, ACC, ACIM,
                                                ACIS, ACSC and other ACC
                                                subsidiaries (June 1989 to
                                                June 1998)
                                                Executive Vice President, ACC,
                                                (January 1995 to June 1997)
                                                Also serves as: Executive Vice
                                                President and Chief Operating
                                                Officer, ACIM, ACIS, ACSC and
                                                other ACC subsidiaries, and
                                                Executive Vice President of
                                                other ACC subsidiaries
--------------------------------------------------------------------------------
Robert T. Jackson (54)       Executive          Chief Administrative Officer
4500 Main St.                Vice President     and Chief Financial Officer,
Kansas City, MO 64111        and Chief          ACC (August 1997 to present)
                             Financial          President, ACSC (January 1999
                             Officer            to present)
                                                Executive Vice President, ACC
                                                (May 1995 to present)
                                                Also serves as: Executive Vice
                                                President, ACIM, ACIS and other
                                                ACC subsidiaries, and Treasurer
                                                of ACC and other ACC
                                                subsidiaries
--------------------------------------------------------------------------------
Maryanne Roepke, CPA (44)    Senior Vice        Senior Vice President and
4500 Main St.                President,         Assistant Treasurer, ACSC
Kansas City, MO 64111        Treasurer
                             and Chief
                             Accounting
                             Officer
--------------------------------------------------------------------------------
David C. Tucker (42)         Senior             Senior Vice President, ACIM,
4500 Main St.                Vice President     ACIS, ACSC and other ACC
Kansas City, MO 64111        and General        subsidiaries (June 1998 to
                             Counsel            present)
                                                General Counsel, ACC, ACIM,
                                                ACIS, ACSC and other ACC
                                                subsidiaries (June 1998 to
                                                present)
                                                Consultant to mutual fund
                                                industry (May 1997 to
                                                April 1998)
                                                Vice President and General
                                                Counsel, Janus Companies
                                                (1990 to 1997)
--------------------------------------------------------------------------------
Charles A. Etherington (43)  Vice President     Vice President (October 1996
4500 Main St.                                   to present) and
Kansas City, MO 64111                           Associate General Counsel
                                                (December 1998 to present), ACSC
                                                Counsel to ACSC (February 1994
                                                to December 1998)
--------------------------------------------------------------------------------
Charles C. S. Park (33)      Vice President     Vice President (February 2000
1665 Charleston Road                            to present) and Assistant
Mountain View, CA 04043                         General Counsel (January 1998
                                                to present), ACSC
                                                Counsel to ACSC (October 1995
                                                to January 1998)
                                                Attorney, Howard & Howard
                                                Attorneys, P.C.
                                                (June 1992 to October 1995)
--------------------------------------------------------------------------------
David H. Reinmiller (37)     Vice President     Vice President (February 2000
4500 Main Street                                to present) and Assistant
Kansas City, MO 64111                           General Counsel (August 1996 to
                                                present), ACSC
                                                Counsel to ACSC (January 1994
                                                to August 1996)
--------------------------------------------------------------------------------
Paul Carrigan Jr. (51)       Secretary          Secretary, ACC (February 1998
4500 Main St.                                   to present)
Kansas City, MO 64111                           Director of Legal Operations,
                                                ACSC (February 1996 to present)
                                                Board Communications Manager
                                                (April 1994 to January 1996)
--------------------------------------------------------------------------------
Jon Zindel (33)              Tax Officer        Vice President of Taxation,
4500 Main Street                                ACSC (1996 to present)
Kansas City, MO 64111                           Vice President, ACIM, ACIS and
                                                other ACC subsidiaries
                                                (April 1999 to present)
                                                President, American Century
                                                Employee Benefit Services, Inc.
                                                (January 2000 to present)
                                                Treasurer, American Century
                                                Ventures, Inc.
                                                (December 1999 to present)
                                                Tax Manager, Price
                                                Waterhouse LLP (1989 to 1996)

[back page]

The following paragraph is added immediately below the "Nonfundamental
Investment Policies" table on page 16 of the ACCP SAI.

The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

The third paragraph, which describes the Select and Heritage funds, on page 20 of the ACMF SAI is deleted.

The following paragraph is added immediately below the "Officers" table on page
26 of ACMF and replaces the paragraph under "Code of Ethics" on page 21 of
ACWMF; on page 20 of ACWMF-Life Sciences and Technology; on page 24 of ACSAA and ACPR; and on page 22 of ACCP.

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

The following replaces the section "Distributors" on page 33 of ACMF; on page 26 of ACWMF; on page 22 of ACWMF-Life Sciences and Technology; on page 28 of ACSAA;
and on page 26 of ACCP and ACPR.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

SH-SPL-23858   0101